Related party transactions (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Management fee percentage	5.00%	5.00%
Revaluation of contingent consideration		$ 0	$ 700	$ 0
Seadrill
Related Party Transaction [Line Items]
Management fee percentage				5.00%
Seadrill | Performance guarantee
Related Party Transaction [Line Items]
Guarantee		0	15,000
Seadrill | West Vela
Related Party Transaction [Line Items]
Contract revenue cost per day, tranche one		42
Contract revenue cost per day, tranche two		$ 40
Seadrill | West Polaris
Related Party Transaction [Line Items]
Percentage of contract revenue cost per day payable, tranche one		100.00%
Percentage of contract revenue cost per day payable, tranche two		50.00%
Revaluation of contingent consideration			$ 700
Net contract dayrate, threshold		$ 450
Seadrill | Minimum
Related Party Transaction [Line Items]
Mark-up charged on costs to related parties, percent		4.85%
Seadrill | Maximum
Related Party Transaction [Line Items]
Mark-up charged on costs to related parties, percent		8.00%
Cash distribution | Seadrill
Related Party Transaction [Line Items]
Distributions				$ 6,200